Right-of-use assets and liability related to right-of-use of assets, Right of Use Liability Maturities (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)
Right of use liability maturities [Abstract]
Right of use liability	$ 177,666,377	$ 8,766	$ 100,794,146
2026 [Member]
Right of use liability maturities [Abstract]
Right of use liability	25,309,238
2027 [Member]
Right of use liability maturities [Abstract]
Right of use liability	27,034,007
2028 [Member]
Right of use liability maturities [Abstract]
Right of use liability	24,127,674
2029 [Member]
Right of use liability maturities [Abstract]
Right of use liability	60,141,767
2030 [Member]
Right of use liability maturities [Abstract]
Right of use liability	20,138,132
2031 and thereafter [Member]
Right of use liability maturities [Abstract]
Right of use liability	$ 20,915,559